TAXES - Unrecognized Tax Benefits Additional Disclosures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
TAXES
Unrecognized tax benefit (in dollars)	$ 3,740	$ 4,574	$ 5,104	$ 4,458
Offsetting tax benefits associated with the correlative effects of potential transfer pricing adjustments, state income taxes and timing adjustments benefit	775
Net unrecognized tax benefit amount that, if recognized, would favorably affect the company's effective tax rate	2,965	3,724	4,229
Recognized interest expense and penalties	62	141	$ 216
Interest and penalties accrued	625	$ 613
Reasonably possible reduction in unrecognized tax benefits within the next 12 months	$ 966